Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Subscribed capital	Capital reserve	Accumulated deficit	Foreign currency translation reserve	Total
Equity at beginning of period at Jun. 30, 2018	€ 72	€ 148,808	€ (36,235)	€ (4,534)	€ 108,111
Net income (loss)			1,651		1,651
Other comprehensive income				1,406	1,406
Comprehensive income (loss)			1,651	1,406	3,057
Share-based compensation		152			152
Equity at end of period at Jun. 30, 2019	72	148,960	(34,584)	(3,128)	111,320
Net income (loss)			6,350		6,350
Other comprehensive income				4,730	4,730
Comprehensive income (loss)			6,350	4,730	11,080
Legal Reorganization	(71)	36,252			36,180
Distribution		(191,207)			(191,207)
Contribution		96,938			96,938
Share-based compensation		65			65
Equity at end of period at Jun. 30, 2020	1	91,008	(28,234)	1,602	64,377
Net income (loss)			(32,604)		(32,604)
Comprehensive income (loss)			(32,604)		(32,604)
Capital increase - initial public offering		283,224			283,224
IPO related transaction costs		(4,550)			(4,550)
Share-based compensation		75,270			75,270
Equity at end of period at Jun. 30, 2021	€ 1	€ 444,951	€ (60,837)	€ 1,602	€ 385,718